Income Taxes (Details) - Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	$ 5,076	$ 3,464
ISRAEL
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	4,769	2,929
Subsidiary outside of Israel [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	$ 307	$ 535